Severance Indemnities and Pension Plans [Text Block]	12 Months Ended
Mar. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Severance Indemnities and Pension Plans [Text Block]
13.	SEVERANCE INDEMNITIES AND PENSION PLANS

Defined Benefit Pension Plans

The MUFG Group has funded non-contributory defined benefit pension plans, which cover substantially all of its employees and mainly provide for lifetime annuity payments commencing at age 65 (“pension benefits”) based on eligible compensation at the time of severance, rank, years of service and other factors.

BTMU and certain domestic subsidiaries, MUTB, MUSHD, Mitsubishi UFJ NICOS and some subsidiaries of MUFG have non-contributory Corporate Defined Benefit Pension plans which provide benefits to all their domestic employees.

The MUFG Group also offers qualified and nonqualified defined benefit pension plans in foreign offices and subsidiaries for their employees. The qualified plans are non-contributory defined pension plans, which provide benefits upon retirement based on years of service and average compensation and cover substantially all of the employees of such foreign offices and subsidiaries. With respect to the offices and subsidiaries in the United States of America, the qualified plans are funded on a current basis in compliance with the requirement of the Employee Retirement Income Security Act of the United States of America. The nonqualified plans are non-contributory defined benefit pension plans, under which certain employees earn pay and interest credits on compensation amounts above the maximum stipulated by applicable laws under the qualified plans.

Severance Indemnities Plans

The MUFG Group has SIPs under which their employees in Japan, other than those who are directors, are entitled, under most circumstances, upon mandatory retirement at normal retirement age or earlier termination of employment, to lump-sum severance indemnities based on eligible compensation at the time of severance, rank, years of service and other factors. Under SIPs, benefit payments in the form of a lump-sum cash payment with no option to receive annuity payments, upon mandatory retirement at normal retirement age or earlier termination of employment, are provided. When a benefit is paid in a single payment to a benefit payee under the plans, the payment represents final relief of the obligation.

Other Postretirement Plans

The MUFG Group’s foreign offices and subsidiaries, primarily in the United States of America, provide their employees with certain postretirement medical and life insurance benefits (“other benefits”).

Net periodic cost of pension benefits and other benefits for the fiscal years ended March 31, 2015, 2016 and 2017 include the following components:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2015	2016	2017	2015		2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the fiscal year	¥37,540	¥47,739	¥49,057	¥13,095	¥1,222	¥14,842	¥1,409	¥13,107	¥990
Interest cost on projected benefit obligation	19,794	16,529	12,308	15,966	1,501	18,120	1,843	15,287	1,229
Expected return on plan assets	(55,082)	(59,461)	(60,255)	(24,945)	(1,937)	(30,486)	(2,341)	(29,339)	(2,047)
Amortization of net actuarial loss	13,900	7,698	17,764	11,890	273	11,743	1,810	12,707	1,366
Amortization of prior service cost	(8,933)	(7,613)	(6,348)	(1,189)	(560)	(2,307)	(927)	(2,045)	(1,534)
Loss (gain) on settlements and curtailment	(2,742)	(1,168)	(1,765)	88	—	11	—	(208)	—

Net periodic benefit cost	¥4,477	¥3,724	¥10,761	¥14,905	¥499	¥11,923	¥1,794	¥9,509	¥4

The following table summarizes the assumptions used in computing the present value of the projected benefit obligations and the net periodic benefit cost:

	Domestic subsidiaries			Foreign offices and subsidiaries
	2015	2016	2017	2015		2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits	Pension benefits	Other benefits
Weighted-average assumptions used:
Discount rates in determining expense	1.23%	0.93%	0.68%	4.87%	4.63%	3.87%	3.83%	3.90%	3.03%
Discount rates in determining benefit obligation	0.93	0.68	0.82	3.87	3.83	4.17	4.09	3.81	3.86
Rates of increase in future compensation level for determining expense	3.36	3.23	3.23	4.64	—	4.65	—	4.65	—
Rates of increase in future compensation level for determining benefit obligation	3.23	3.23	3.23	4.65	—	4.65	—	4.65	—
Expected rates of return on plan assets	2.76	2.60	2.75	7.06	7.50	6.81	7.50	6.80	7.50

The following tables present the assumed health care cost trend rates for foreign offices and subsidiaries, which are used to measure the expected cost of benefits for the next year, and the effect of a one-percentage-point change in the assumed health care cost trend rate:

	MUAH		Other than MUAH
	2016(1)	2017(1)	2016(1)	2017(1)
Initial trend rate	6.29%	4.64%	7.50%	7.50%
Ultimate trend rate	4.50%	3.96%	5.00%	4.50%
Year the rate reaches the ultimate trend rate	2026	2026	2021	2026

	MUAH		Other than MUAH
	One-percentage- point increase	One-percentage- point decrease	One-percentage- point increase	One-percentage- point decrease
	(in millions)
Effect on total of service and interest cost components	¥233	¥(233)	¥126	¥(93)
Effect on postretirement benefit obligation	3,844	(3,262)	840	(662)

Note:

(1)	Fiscal years of MUAH and foreign subsidiaries end on December 31. Therefore, the above tables present the rates and amounts at December 31, 2015 and 2016, respectively.

The following table sets forth the combined funded status and amounts recognized in the accompanying consolidated balance sheets at March 31, 2016 and 2017:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Non-contributory pension benefits and SIP	Non-contributory pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥1,822,223	¥1,850,847	¥480,235	¥44,591	¥470,578	¥46,061
Service cost	47,739	49,057	14,842	1,409	13,107	990
Interest cost	16,529	12,308	18,120	1,843	15,287	1,229
Plan participants’ contributions	—	—	16	886	13	866
Acquisitions/ Divestitures	(573)	(192)	—	—	—	—
Amendments	3,436	654	—	—	(8,311)	(8,562)
Actuarial loss (gain)	44,325	(35,868)	(16,373)	636	26,295	(489)
Benefits paid	(66,926)	(67,038)	(16,010)	(2,972)	(16,359)	(3,182)
Lump-sum payment	(15,906)	(15,920)	(608)	—	(724)	—
Translation adjustments and other	—	—	(9,644)	(332)	(21,423)	(1,691)

Benefit obligation at end of fiscal year	1,850,847	1,793,848	470,578	46,061	478,463	35,222

Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,305,093	2,200,033	451,993	31,090	457,989	30,653
Actual return (loss) on plan assets	(90,572)	159,287	4,156	(303)	35,040	1,902
Employer contributions	52,610	54,000	26,444	1,935	21,648	1,099
Acquisitions/ Divestitures	(172)	28	—	—	—	—
Plan participants’ contributions	—	—	16	886	13	866
Benefits paid	(66,926)	(67,038)	(16,010)	(2,972)	(16,359)	(3,182)
Translation adjustments and other	—	—	(8,610)	17	(20,852)	(999)

Fair value of plan assets at end of fiscal year	2,200,033	2,346,310	457,989	30,653	477,479	30,339

Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥365,427	¥569,218	¥31,574	¥—	¥43,405	¥—
Accrued benefit cost	(16,241)	(16,756)	(44,163)	(15,408)	(44,389)	(4,883)

Net amount recognized	¥349,186	¥552,462	¥(12,589)	¥(15,408)	¥(984)	¥(4,883)

The aggregated accumulated benefit obligations of these plans at March 31, 2016 and 2017 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016	2017
	(in millions)
Aggregated accumulated benefit obligations	¥1,814,070	¥1,758,736	¥443,384	¥457,591

The projected benefit obligations, accumulated benefit obligations and fair value of plan assets for the plans with accumulated benefit obligations in excess of plan assets at March 31, 2016 and 2017 were as follows:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016	2017
	(in millions)
Projected benefit obligations	¥26,273	¥21,625	¥78,640	¥90,315
Accumulated benefit obligations	26,273	21,625	68,277	80,258
Fair value of plan assets	10,417	4,988	34,679	45,925

BTMU, MUTB, MUSHD, Mitsubishi UFJ NICOS and other subsidiaries paid special lump-sum termination benefits which are not a part of pension plans to certain early-terminated employees. The amounts charged to operations for such early termination benefits for the fiscal years ended March 31, 2015, 2016 and 2017 were ¥9,285 million, ¥7,428 million and ¥7,722 million, respectively.

The following table presents the amounts recognized in Accumulated OCI of the MUFG Group at March 31, 2016 and 2017:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥422,065	¥271,164	¥139,301	¥13,380	¥143,070	¥11,229
Prior service cost	(14,765)	(7,763)	(15,727)	(2,018)	(21,710)	(9,370)

Gross amount recognized in Accumulated OCI	407,300	263,401	123,574	11,362	121,360	1,859
Taxes	(168,456)	(122,871)	(48,222)	(3,974)	(47,387)	(534)

Net amount recognized in Accumulated OCI	¥238,844	¥140,530	¥75,352	¥7,388	¥73,973	¥1,325

The following table presents OCI for the fiscal years ended March 31, 2016 and 2017:

	Domestic subsidiaries		Foreign offices and subsidiaries
	2016	2017	2016		2017
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Net actuarial loss (gain) arising during the year	¥194,405	¥(134,902)	¥10,444	¥3,503	¥20,461	¥(330)
Prior service cost arising during the year	3,436	654	(54)	(4)	(8,311)	(8,562)
Losses (gains) due to amortization:
Net actuarial loss	(7,698)	(17,764)	(11,743)	(1,810)	(12,707)	(1,366)
Prior service cost	7,613	6,348	2,307	927	2,045	1,534
Curtailment and settlement	1,168	1,765	(11)	—	208	—
Foreign currency translation adjustments	—	—	(966)	(204)	(3,910)	(779)

Total changes in Accumulated OCI	¥198,924	¥(143,899)	¥(23)	¥2,412	¥(2,214)	¥(9,503)

The following table presents the expected amounts that will be amortized from Accumulated OCI as components of net periodic benefit cost, before taxes, for the fiscal year ending March 31, 2018:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Net actuarial loss	¥7,986	¥10,154	¥1,664
Prior service cost	(1,160)	(3,205)	(2,874)

Total	¥6,826	¥6,949	¥(1,210)

Investment policies

MUFG’s investment policy for plan assets is based on an asset liability matching strategy which is intended to maintain adequate liquidity for benefit payments and to achieve a stable increase in the plan assets in the medium and long-term through proper risk control and return maximization. As a general rule, investment policies for plan assets are reviewed periodically for some plans and in the following situations for all plans: (1) large fluctuations in pension plan liabilities caused by modifications to pension plans, or (2) changes in the market environment. The plan assets allocation strategies are the principal determinant in achieving expected investment returns on the plan assets. Actual asset allocations may fluctuate within acceptable ranges due to market value variability. Plan assets are managed by a combination of internal and external asset management companies and are rebalanced when market fluctuations cause an asset category to fall outside of its strategic asset allocation range. Performance of each plan asset category is compared against established indices and similar plan asset groups to evaluate whether the risk associated with the portfolio is appropriate for the level of return.

The weighted-average target asset allocation of plan assets for the pension benefits and other benefits at March 31, 2017 was as follows:

	Domestic subsidiaries	Foreign offices and subsidiaries
Asset category	Pension benefits and SIP	Pension benefits	Other benefits
Japanese equity securities	37.9%	0.4%	—%
Japanese debt securities	33.5	—	—
Non-Japanese equity securities	13.9	57.8	70.0
Non-Japanese debt securities	6.8	28.8	30.0
Real estate	1.3	9.8	—
Short-term assets	6.6	3.2	—

Total	100.0%	100.0%	100.0%

Basis and procedure for estimating long-term return of each asset category

MUFG’s expected long-term rate of return on plan assets for domestic defined benefit pension plans and SIPs is based on a building-block methodology, which calculates the total long-term rate of return of the plan assets by aggregating the weighted rate of return derived from both long-term historical performance and forward-looking return expectations from each asset category.

MUFG has determined the expected long-term rate of return for each asset category as follows:

•	Japanese equity securities: the rate for Japanese debt securities plus a premium for the risk associated with Japanese equity securities

•	Japanese debt securities: economic growth rate of Japan

•	Non-Japanese equity securities: the rate for non-Japanese debt securities plus a premium for the risk associated with non-Japanese equity securities

•	Non-Japanese debt securities: global economic growth rate

Foreign offices and subsidiaries periodically reconsider the expected long-term rate of return for their plan assets. They evaluate the investment return volatility of different asset categories and compare the liability structure of their pension and other benefits to those of other companies, while considering their funding policy to maintain a funded status sufficient to meet participants’ benefit obligations, and reduce long-term funding requirements and pension costs. Based on this information, foreign offices and subsidiaries update the expected long-term rate of return.

Cash flows

The MUFG Group expects to contribute to the plan assets for the fiscal year ending March 31, 2018 based upon its current funded status and expected asset return assumptions as follows:

For the pension benefits of domestic subsidiaries	¥73.3 billion
For the pension benefits of foreign offices and subsidiaries	16.2 billion
For the other benefits of foreign offices and subsidiaries	1.0 billion

Estimated future benefit payments

The following table presents benefit payments expected to be paid, which include the effect of expected future service for the fiscal years indicated:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in millions)
Fiscal year ending March 31:
2018	¥84,269	¥18,239	¥2,078
2019	81,474	19,878	2,014
2020	81,455	21,551	2,130
2021	81,746	22,778	2,225
2022	82,306	23,776	2,300
Thereafter (2023-2027)	407,352	173,837	12,007

Fair value measurement of the plan assets

The following is a description of the valuation methodologies used for plan assets measured at fair value as well as the classification of the plan assets pursuant to the fair value hierarchy described in Note 32:

Government bonds and other debt securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of securities and such securities are classified in Level 1 of the fair value hierarchy. Level 1 securities include Japanese government bonds, most non-Japanese government bonds and certain corporate bonds. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy. When quoted prices are not available, the MUFG Group generally estimates fair values by using non-binding prices obtained from independent pricing vendors. Such securities are generally classified in Level 2 of the fair value hierarchy. Level 2 securities include certain non-Japanese government bonds, official institutions bonds and corporate bonds. When there is lack of liquidity for securities or significant inputs adopted to the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Such Level 3 securities mainly consist of non-Japanese corporate bonds.

Marketable equity securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted prices to measure the fair value of marketable equity securities and such securities are classified in Level 1 of the fair value hierarchy. When quoted prices are available but not traded actively, such securities are classified in Level 2 of the fair value hierarchy.

Japanese pooled funds

Japanese pooled funds are investment fund vehicles designed for Japanese pension plan investments under Japanese pension trust fund regulations. Based upon the nature of the funds’ investments, Japanese pooled funds are categorized into four major fund types: Japanese marketable equity securities type, Japanese debt securities type, Non-Japanese marketable equity securities type and Non-Japanese debt securities type. The other types of funds invest in short-term financial instruments or loans receivable. Japanese pooled funds are generally readily redeemable at their net asset values. The fair values of Japanese pooled funds are measured at their net asset values per share (or its equivalent) as a practical expedient.

Other investment funds

Other investment funds include mutual funds, private investments funds, common collective funds, private equity funds and real estate funds. The listed investment funds or mutual funds are valued at quoted prices and classified in Level 1 or Level 2 of the fair value hierarchy. When there is no available market quotation, the fair values are generally determined at net asset values per share (or its equivalent) as a practical expedient. Other investment funds classified in Level 3 of the fair value hierarchy consist of certain real estate funds whose fair values are not measured at their net asset values but by using significant unobservable inputs and there is inherent lack of the funds’ liquidity.

Japanese general accounts of life insurance companies

These instruments are contracts with life insurance companies that guarantee return of a certain level of fixed income, which are mainly invested in assets with low market risk such as Japanese debt securities. They are measured at conversion value and classified in Level 2 of the fair value hierarchy.

Other investments

Other investments mainly consist of call loans and the rest consist of miscellaneous accounts such as deposits with banks and short-term investments. These instruments are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on observability of the inputs to measure their fair values.

The following table presents the fair value of each major category of plan assets as of March 31, 2016 and 2017:

Pension benefits and SIP Investments:

At March 31, 2016	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥121,327	¥—	¥—	¥121,327	¥—	¥—	¥—	¥—
Non-Japanese government bonds	22,552	2,269	—	24,821	—	16,218	—	16,218
Other debt securities	1,460	10,083	5,927	17,470	—	72,253	—	72,253
Japanese marketable equity securities	729,458	29	—	729,487	891	—	—	891
Non-Japanese marketable equity securities	27,510	1,374	—	28,884	33,312	1,071	—	34,383
Other investment funds	—	523	537	1,060	185,191	10,337	—	195,528	(2)
Japanese general account of life insurance companies(1)	—	225,754	—	225,754	—	—	—	—
Other investments	3,485	131,570	—	135,055	691	3,507	985	5,183

Total(3)	¥905,792	¥371,602	¥6,464	¥1,283,858	¥220,085	¥103,386	¥985	¥324,456

At March 31, 2017	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Japanese government bonds	¥137,201	¥—	¥—	¥137,201	¥—	¥—	¥—	¥—
Non-Japanese government bonds	14,817	2,411	—	17,228	16,161	3,811	—	19,972
Other debt securities	211	1,858	208	2,277	—	67,956	—	67,956
Japanese marketable equity securities	810,772	—	—	810,772	856	—	—	856
Non-Japanese marketable equity securities	33,385	287	—	33,672	37,986	682	—	38,668
Other investment funds	—	—	206	206	83,868	10,042	—	93,910	(2)
Japanese general account of life insurance companies(1)	—	225,921	—	225,921	—	—	—	—
Other investments	3,423	22,582	—	26,005	48	2,704	760	3,512

Total(3)	¥999,809	¥253,059	¥414	¥1,253,282	¥138,919	¥85,195	¥760	¥224,874

Notes:

(1)	“Japanese general accounts of life insurance companies” is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2015 to March 31, 2016 and 1.25% from April 1, 2016 to March 31, 2017.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥174,082 million and ¥512 million, respectively, which were held by MUAH at December 31, 2015 and ¥79,763 million and ¥310 million, respectively, at December 31, 2016.
(3)	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.

The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2016 and 2017:

	Domestic subsidiaries				Foreign offices and subsidiaries
Assets category	2016		2017		2016		2017
	(in millions)
Japanese pooled funds:
Japanese marketable equity securities	¥92,355		¥101,958		¥—		¥—
Japanese debt securities	267,268		222,785		—		—
Non-Japanese marketable equity securities	182,903		187,939		—		—
Non-Japanese debt securities	97,688		84,199		—		—
Other	104,412		113,519		—		—

Total pooled funds	744,626		710,400		—		—

Other investment funds	171,549	(1)	382,628	(1)	133,533	(2)	252,605	(2)

Total	¥916,175		¥1,093,028		¥133,533		¥252,605

Notes:

(1)	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥151,789 million and ¥9,564 million, respectively, at March 31, 2016 and ¥358,584 million and ¥13,550 million, respectively, at March 31, 2017.
(2)	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥41,793 million, ¥42,511 million and ¥27,224 million, respectively, at March 31, 2016 and ¥54,689 million, ¥40,779 million and ¥138,987 million, respectively, at March 31, 2017.

Other debt securities and Japanese debt securities in the above Pension benefits and SIP tables include ¥1,800 million (0.07% of plan assets) of debt securities issued by the MUFG Group at March 31, 2016 and ¥1,523 million (0.05% of plan assets) at March 31, 2017, respectively. Japanese marketable equity securities in the above Pension benefits and SIP tables include ¥2,341 million (0.09% of plan assets) of common stock issued by the MUFG Group at March 31, 2016 and ¥8,169 million (0.29% of plan assets) at March 31, 2017, respectively.

Other post retirement plan investments:

	Foreign offices and subsidiaries
	2016				2017
Assets category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(in millions)
Non-Japanese government bonds	¥—	¥—	¥—	¥—	¥2,516	¥—	¥—	¥2,516
Other debt securities	—	6,477	—	6,477	—	5,219	—	5,219
Non-Japanese marketable equity securities	—	66	—	66	—	18	—	18
Other investment funds(1)	16,220	—	—	16,220	14,294	—	—	14,294
Other investments	—	326	—	326	2	6	—	8

Total(2)	¥16,220	¥6,869	¥—	¥23,089	¥16,812	¥5,243	¥—	¥22,055

Notes:

(1)	Other investment funds mainly consist of mutual funds.
(2)	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.

The following table presents fair values of certain investments valued at net asset value per share (or its equivalent) as a practical expedient that were excluded from the above table as of March 31, 2016 and 2017:

	Foreign offices and subsidiaries
Assets category	2016	2017
	(in millions)
Other investment funds(1)	¥7,564	¥8,284

Total	¥7,564	¥8,284

Note:

(1)	Other investment funds of the foreign offices and subsidiaries include mutual funds and pooled separate accounts with variable life insurance policies of ¥1,953 million and ¥5,611 million, respectively, which were held by MUAH at December 31, 2015 and ¥441 million and ¥5,545 million, respectively, at December 31, 2016.

The following tables present a reconciliation of plan assets measured at fair value using significant unobservable inputs (Level 3) during the fiscal years ended March 31, 2016 and 2017:

Pension benefits and SIP Investments:

	Domestic subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other debt securities	¥5,948	¥(5)	¥74	¥(90)	¥—	¥—	¥5,927
Other investment funds	881	(1)	(2)	(341)	—	—	537

Total	¥6,829	¥(6)	¥72	¥(431)	¥—	¥—	¥6,464

	Foreign offices and subsidiaries
Assets category	March 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2016
	(in millions)
Other investments	¥899	¥—	¥79	¥7	¥—	¥—	¥985

Total	¥899	¥—	¥79	¥7	¥—	¥—	¥985

	Domestic subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other debt securities	¥5,927	¥(669)	¥4	¥(5,054)	¥—	¥—	¥208
Other investment funds	537	1	1	(333)	—	—	206

Total	¥6,464	¥(668)	¥5	¥(5,387)	¥—	¥—	¥414

	Foreign offices and subsidiaries
Assets category	March 31, 2016	Realized gains (losses)	Unrealized gains (losses)	Purchase, sales and settlements	Transfer into Level 3	Transfer out of Level 3	March 31, 2017
	(in millions)
Other investments	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

Total	¥985	¥—	¥(34)	¥(191)	¥—	¥—	¥760

Defined Contribution Plans

The MUFG Group maintains several qualified defined contribution plans in its domestic and foreign offices and subsidiaries, all of which are administered in accordance with applicable local laws and regulations. Each office and subsidiary matches eligible employee contributions up to a certain percentage of benefits-eligible compensation per pay period, subject to plan and legal limits. Terms of the plan, including matching percentage and vesting periods, are individually determined by each office and subsidiary.

The cost of these defined contribution plans charged to operations for the fiscal years ended March 31, 2015, 2016 and 2017 was ¥12,041 million, ¥16,254 million and ¥15,636 million, respectively.